Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Columbia Mid Cap Index Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		8.23%	12.51%	8.69%
Columbia Mid Cap Index Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		8.48%	12.79%	8.96%
Columbia Mid Cap Index Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent		8.44%	12.78%	8.95%
Columbia Mid Cap Index Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Institutional 3 Class
Average Annual Return, Percent	[1]	8.47%	12.78%	8.95%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 3000®Index
Average Annual Return, Percent	[2]	17.53%	16.12%	12.36%
S&P MidCap 400® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Average Annual Return, Percent		8.69%	13.01%	9.19%

[1]	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000® Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.